CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2019
CONVERTIBLE NOTES
CONVERTIBLE NOTES

14. CONVERTIBLE NOTES

In September 2019, the Company issued and sold convertible notes (the "Notes") in an aggregate principal amount of US$300.0 million to PAG, a leading Asia-focused private equity firm, through a private placement. The Notes will mature in seven years, bearing interest at a rate of 2.0% per annum. The Notes are convertible in whole or in part into fully paid Class A Ordinary Shares or ADSs at the holder's option from the date that is six months after the issuance date to the third business day before the maturity date (i.e., September 16, 2026), at an initial conversion price of US$7.0 per Class A Ordinary Share or US$14.0 per ADS. The holder of the Notes may require the Company to repurchase all or part of their Notes in cash on September 16, 2023 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.

The net proceeds to the Company from the issuance of the Notes were US$293.0 million (RMB2,044.0 million), net of debt discount of US$3.6 million (RMB25.1 million) and issuance costs of US$3.4 million (RMB23.7 million). The debt discount and issuance costs of the Notes were amortized to interest expense over the contractual life to the maturity date. For the year ended December 31, 2019, the interest expense related to the Notes was RMB14.3 million.

The Group assessed the Notes under ASC 815 and concluded that:

(i)Since the conversion option is considered indexed to the Company's own stock and classified in stockholders' equity, bifurcation of conversion option from the Notes is not required as the scope exception prescribed in ASC 815-10-15-74 is met;

(ii)The repurchase option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation;

(iii)There was no beneficial conversion feature attributed to the Notes as the conversion price for the Notes was greater than the fair value of the Company's ordinary share price at issuance date.

Therefore, the Group accounted for the Notes as a single instrument as "Convertible notes" on the Consolidated Balance Sheets. The debt discount and issuance costs were recorded as an adjustment to the carrying value of the Notes and are amortized as interest expense using the effective interest method. As of December 31, 2019, the principal amount of the debt was RMB2,092.9 million and unamortized debt discount and issuance costs were RMB46.8 million.